ORGANIZATION AND BASIS OF PRESENTATION	9 Months Ended
Sep. 30, 2013
ORGANIZATION AND BASIS OF PRESENTATION

1.    ORGANIZATION AND BASIS OF PRESENTATION

Organization—Bright Horizons Family Solutions Inc. (“Bright Horizons” or the “Company”) provides workplace services for employers and families throughout the United States, and the United Kingdom, and also in Puerto Rico, Canada, Ireland, the Netherlands, and India. Workplace services include center-based child care, education and enrichment programs, elementary school education, back-up dependent care (for children and elders), before and after school care, college preparation and admissions counseling, tuition reimbursement program management, and other family support services.

The Company operates its child care and early education centers under various types of arrangements, which generally can be classified into two categories: (i) the management or cost plus (“Cost Plus”) model, where Bright Horizons manages a work-site child care and early education center under a cost-plus arrangement with an employer sponsor, and (ii) the profit and loss (“P&L”) model, where the Company assumes the financial risk of the child care and early education center’s operations. The P&L model may be operated under either (a) the sponsored model, where Bright Horizons provides child care and early educational services on a priority enrollment basis for employees of an employer sponsor, or (b) the lease/consortium model, where the Company provides priority child care and early education to the employees of multiple employers located within a real estate developer’s property or the community at large. Under each model type the Company retains responsibility for all aspects of operating the child care and early education center, including the hiring and paying of employees, contracting with vendors, purchasing supplies, and collecting tuition and related accounts receivable.

Principles of Consolidation—The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany balances and transactions have been eliminated in consolidation. The functional currency of the Company’s foreign subsidiaries is their local currency. The assets and liabilities of the Company’s foreign subsidiaries are translated into U.S. dollars at exchange rates in effect at the balance sheet date. Income and expense items are translated at the average exchange rates prevailing during the period. The cumulative translation effect for subsidiaries using a functional currency other than the U.S. dollar is included in accumulated other comprehensive income or loss as a separate component of stockholders’ equity.

Initial Public Offering—On January 30, 2013, the Company completed an initial public offering (“the Offering”) and, after the exercise of the overallotment option on February 21, 2013, issued a total of 11.6 million shares of common stock in exchange for $233.3 million, net of offering costs including $1.6 million expensed in 2012. The Company used the proceeds of the Offering, as well as certain amounts from the 2013 refinancing discussed in Note 4, to repay the principal and accumulated interest under its senior notes outstanding on January 30, 2013.

On June 19, 2013, certain of the Company’s shareholders completed the sale of 9.8 million shares of the Company’s stock in a secondary offering (“the Secondary”). The Company did not receive proceeds from the sale of shares in the Secondary. The Company incurred $0.6 million in offering costs related to the Secondary, which are included in selling, general and administrative expenses.

Basis of Presentation—The accompanying unaudited condensed consolidated balance sheet as of September 30, 2013 and the condensed consolidated statements of operations, comprehensive income (loss), changes in stockholders’ equity (deficit) and cash flows for the interim periods ended September 30, 2013 and 2012 have been prepared by the Company, in accordance with U.S. generally accepted accounting principles for interim financial information and pursuant to the rules and regulations of the Securities and Exchange Commission. Accordingly, they do not include all of the information and footnotes required for complete financial statements by generally accepted accounting principles and should be read in conjunction with the audited financial statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2012.

Management’s Opinion—In the opinion of the Company’s management, the Company’s unaudited consolidated balance sheet as of September 30, 2013 and the results of its consolidated operations and consolidated cash flows for the interim periods ended September 30, 2013 and 2012, reflect all adjustments (consisting only of normal and recurring adjustments) necessary to present fairly the results of the interim periods presented. The operating results for the interim periods presented are not necessarily indicative of the results expected for the full year.

Business Combinations—Business combinations are accounted for at fair value. Acquisition costs are expensed as incurred and recorded in selling, general and administrative expenses; restructuring costs associated with a business combination are expensed subsequent to the acquisition date; and changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date affect income tax expense. The accounting for business combinations requires estimates and judgment as to expectations for future cash flows of the acquired business, and the allocation of those cash flows to identifiable intangible assets, in determining the estimated fair value for assets acquired and liabilities assumed. The fair values assigned to tangible and intangible assets acquired and liabilities assumed are based on management’s estimates and assumptions, as well as other information compiled by management, including valuations that utilize customary valuation procedures and techniques. If the actual results differ from the estimates and judgments used in these estimates, the amounts recorded in the financial statements could result in a possible impairment of the intangible assets and goodwill, or require acceleration of the amortization expense of finite-lived intangible assets.

The Company adjusted the balance sheet amounts at December 31, 2012, where appropriate, to account for the measurement period adjustments related to the Huntyard Limited purchase price allocation discussed in Note 3 below.